4. STOCKHOLDERS' DEFICIT (Details 1) $ in Thousands	9 Months Ended
	Sep. 30, 2020 USD ($) shares
Total debt and accrued interest | $	$ 2,737,787
Total debt | $	2,496,316
Total accrued interest | $	$ 241,471
Common stock shares	7,957,013
Warrants (exercise $0.25)	1,121,705
Warrants (exercise $0.75)	1,121,705
Warrants (exercise $0.20)	4,713,603
Warrants (Exercise $0.15)	700,000
Warrants (Exercise $0.50)	500,000
Aquarius
Total debt and accrued interest | $	$ 145,544
Total debt | $	107,500
Total accrued interest | $	$ 38,044
Common stock shares	291,088
Warrants (exercise $0.25)	145,544
Warrants (exercise $0.75)	145,544
Warrants (exercise $0.20)	0
Warrants (Exercise $0.15)	0
Warrants (Exercise $0.50)	0
K2 Medical (Shenghuo)
Total debt and accrued interest | $	$ 803,653	[1]
Total debt | $	771,927	[1]
Total accrued interest | $	$ 31,726	[1]
Common stock shares	1,905,270	[1]
Warrants (exercise $0.25)	704,334	[1]
Warrants (exercise $0.75)	704,334	[1]
Warrants (exercise $0.20)	496,602	[1]
Warrants (Exercise $0.15)	0	[1]
Warrants (Exercise $0.50)	0	[1]
Mr. Blumberg
Total debt and accrued interest | $	$ 305,320
Total debt | $	292,290
Total accrued interest | $	$ 13,030
Common stock shares	1,167,630
Warrants (exercise $0.25)	119,656
Warrants (exercise $0.75)	119,656
Warrants (exercise $0.20)	928,318
Warrants (Exercise $0.15)	0
Warrants (Exercise $0.50)	0
Mr. Case
Total debt and accrued interest | $	$ 179,291
Total debt | $	150,000
Total accrued interest | $	$ 29,291
Common stock shares	896,456
Warrants (exercise $0.25)	0
Warrants (exercise $0.75)	0
Warrants (exercise $0.20)	896,456
Warrants (Exercise $0.15)	0
Warrants (Exercise $0.50)	0
Mr. Grimm
Total debt and accrued interest | $	$ 51,050
Total debt | $	50,000
Total accrued interest | $	$ 1,050
Common stock shares	255,548
Warrants (exercise $0.25)	0
Warrants (exercise $0.75)	0
Warrants (exercise $0.20)	255,548
Warrants (Exercise $0.15)	0
Warrants (Exercise $0.50)	0
Mr. Gould
Total debt and accrued interest | $	$ 111,227
Total debt | $	100,000
Total accrued interest | $	$ 11,227
Common stock shares	556,136
Warrants (exercise $0.25)	0
Warrants (exercise $0.75)	0
Warrants (exercise $0.20)	556,136
Warrants (Exercise $0.15)	0
Warrants (Exercise $0.50)	0
Mr. Mamula
Total debt and accrued interest | $	$ 15,577
Total debt | $	15,000
Total accrued interest | $	$ 577
Common stock shares	77,885
Warrants (exercise $0.25)	0
Warrants (exercise $0.75)	0
Warrants (exercise $0.20)	77,885
Warrants (Exercise $0.15)	0
Warrants (Exercise $0.50)	0
Dr. Imhoff
Total debt and accrued interest | $	$ 400,417
Total debt | $	363,480
Total accrued interest | $	$ 36,937
Common stock shares	1,699,255	[2]
Warrants (exercise $0.25)	100,944	[2]
Warrants (exercise $0.75)	100,944	[2]
Warrants (exercise $0.20)	1,497,367	[2]
Warrants (Exercise $0.15)	0	[2]
Warrants (Exercise $0.50)	0	[2]
Ms. Rosenstock
Total debt and accrued interest | $	$ 50,000	[3]
Total debt | $	50,000	[3]
Total accrued interest | $	$ 0	[3]
Common stock shares	100,000	[3]
Warrants (exercise $0.25)	50,000	[3]
Warrants (exercise $0.75)	50,000	[3]
Warrants (exercise $0.20)	0	[3]
Warrants (Exercise $0.15)	0	[3]
Warrants (Exercise $0.50)	0	[3]
Mr. James
Total debt and accrued interest | $	$ 2,286	[2]
Total debt | $	2,000	[2]
Total accrued interest | $	$ 286	[2]
Common stock shares	7,745	[2]
Warrants (exercise $0.25)	1,227	[2]
Warrants (exercise $0.75)	1,227	[2]
Warrants (exercise $0.20)	5,291	[2]
Warrants (Exercise $0.15)	0	[2]
Warrants (Exercise $0.50)	0	[2]
Auctus
Total debt and accrued interest | $	$ 328,422
Total debt | $	249,119
Total accrued interest | $	$ 79,303
Common stock shares	500,000
Warrants (exercise $0.25)	0
Warrants (exercise $0.75)	0
Warrants (exercise $0.20)	0
Warrants (Exercise $0.15)	700,000
Warrants (Exercise $0.50)	0
Mr. Clavijo
Total debt and accrued interest | $	$ 125,000
Total debt | $	125,000
Total accrued interest | $	$ 0
Common stock shares	500,000
Warrants (exercise $0.25)	0
Warrants (exercise $0.75)	0
Warrants (exercise $0.20)	0
Warrants (Exercise $0.15)	0
Warrants (Exercise $0.50)	500,000
Mr. Wells
Total debt and accrued interest | $	$ 220,000	[4]
Total debt | $	220,000	[4]
Total accrued interest | $	$ 0	[4]
Common stock shares	0	[4]
Warrants (exercise $0.25)	0	[4]
Warrants (exercise $0.75)	0	[4]
Warrants (exercise $0.20)	0	[4]
Warrants (Exercise $0.15)	0	[4]
Warrants (Exercise $0.50)	0	[4]

[1]	The Companys COO and director, Mark Faupel, is a shareholder of Shenghuo, and a former director, Richard Blumberg, is a managing member of Shenghuo.
[2]	Mr. Imhoff and Mr. James are members of the board of directors and therefore related parties.
[3]	Ms. Rosenstock also forgave $28,986 in debt to the Company.
[4]	Mr. Wells will also receive 66,000 common share stock options; the details of which are explained in the following paragraph.